Ordinary Shares (Details)																	1 Months Ended				5 Months Ended	6 Months Ended
		Apr. 29, 2026 USD ($) $ / shares shares	Apr. 29, 2026 HKD ($) shares	Feb. 17, 2026 $ / shares shares	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2025 HKD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 HKD ($) shares	Apr. 08, 2025 shares	Nov. 27, 2024 $ / shares shares	Mar. 20, 2024 USD ($) $ / shares shares	Mar. 20, 2024 HKD ($) shares	Mar. 16, 2022 HKD ($)	Mar. 07, 2022 HKD ($)	Nov. 30, 2021 HKD ($)	Nov. 30, 2020 $ / shares shares	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2025 HKD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 HKD ($) shares	Apr. 29, 2026 USD ($) $ / shares shares	May 31, 2026 USD ($) $ / shares shares		May 31, 2026 $ / shares $ / shares shares		Mar. 31, 2026 $ / shares shares	Nov. 30, 2025 $ / shares shares		Nov. 30, 2024 shares	Nov. 30, 2023 shares	Nov. 07, 2021 $ / shares shares	Nov. 06, 2021 $ / shares shares
Ordinary Shares [Line Items]
Number of shares authorized																						50,000		50,000
Shares par value (in Dollars per share) | $ / shares																						$ 1		$ 1
Ordinary shares, authorized																						10,000,000,000		10,000,000,000		10,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares																						$ 0.00001		$ 0.00001		$ 0.0002
Ordinary shares, par value (in Dollars per share) | $ / shares																$ 1
Dividend payable to shareholders (in Dollars) | $														$ 15,000,000
Amount due from director and related parties (in Dollars) | $															$ 12,699,814
Remaining balance (in Dollars) | $													$ 2,300,186
Dividend per share (in Dollars per share) | $ / shares																								$ 1.33
Offering expenses | $																						$ 7,500,000
Reclassification of ordinary shares										1,500,000
Voting rights																						fifty
Investment proceeds					$ 60,000	$ 467,220	$ 1,333,650	$ 10,385,133									$ 60,000	$ 467,220	$ 1,333,650	$ 10,385,133
Subscription price of per share (in Dollars per share) | $ / shares					$ 0.3												$ 0.3
Proceeds from offering | $																						$ 7,500,000
Securities Purchase Agreement [Member]
Ordinary Shares [Line Items]
Investment proceeds		$ 7,500,000	$ 58,785,000
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares par value (in Dollars per share) | $ / shares																						$ 0.00001		$ 0.00001
Ordinary shares, authorized										450,000,000												9,800,000,000	[1]	9,800,000,000	[1]	9,800,000,000	9,800,000,000	[1]
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 1.205					$ 0.00001							$ 1.205					$ 0.0002	[1]	$ 0.0002	[1]		$ 0.0002	[1]
Ordinary shares, issued					2,625,000		15,000,000	15,000,000									2,625,000		15,000,000	15,000,000		1,462,498	[1]	1,462,498	[1]		1,462,498	[1]
Repurchased and cancelled																						1,500,000
Reclassification of ordinary shares									1,500,000
Voting rights																						one
Ordinary shares outstanding	[1]																					1,462,498		1,462,498			1,462,498
Gross proceeds from private placement (in Dollars) | $							$ 3,922,500												$ 3,922,500
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, authorized		600,000								50,000,000											600,000	190,000,000		190,000,000		190,000,000	190,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0002								$ 0.00001											$ 0.0002	$ 0.0002		$ 0.0002			$ 0.0002
Ordinary shares, issued		600,000																			600,000	675,000		675,000			75,000
Repurchased and cancelled																						1,500,000
Offering cost		600,000	600,000
Price per share (in Dollars per share) | $ / shares		$ 12.5																			$ 12.5
Reclassification of ordinary shares									1,500,000
Voting rights																						50
Ordinary shares outstanding																						675,000		675,000			75,000
Proceeds from subscription | $		$ 7,500,000
Class B Ordinary Shares [Member] | New Bay Development [Member]
Ordinary Shares [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 0.0002																			$ 0.0002
Gross proceeds from private placement (in Dollars) | $																					$ 600,000
Common Stock [Member]
Ordinary Shares [Line Items]
Repurchased and cancelled																50,000
Re-designation of ordinary shares																						13,125,000
Class C Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, authorized																						10,000,000		10,000,000		10,000,000
Ordinary shares, issued
Ordinary shares outstanding
IPO [Member]
Ordinary Shares [Line Items]
Price per share (in Dollars per share) | $ / shares											$ 4
Offering expenses											$ 6,303,045	$ 49,040,000.00
Proceeds from offering											$ 6,303,045	$ 49,040,000.00
Re-designated Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, authorized																						500,000,000		500,000,000
Re-designated Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares par value (in Dollars per share) | $ / shares																						$ 0.00001		$ 0.00001
Ordinary shares, authorized																						450,000,000		450,000,000
Ordinary shares, issued																						0		0					11,625,000	0
Ordinary shares outstanding																													11,625,000	0
Re-designated Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, authorized																														0
Ordinary shares, issued																													1,500,000	0
Ordinary shares outstanding																													1,500,000	0
Common Stock [Member]
Ordinary Shares [Line Items]
Ordinary shares, authorized																																500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0002																		$ 0.0002		$ 0.0002							$ 0.00001
Ordinary shares, issued																															11,250,000
Common Stock [Member] | Securities Purchase Agreement [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																																$ 0.00001
Common Stock [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, authorized																						436,875,000		436,875,000
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 1.205												$ 1.205
Ordinary shares, issued					2,625,000		15,000,000	15,000,000									2,625,000		15,000,000	15,000,000
Price per share (in Dollars per share) | $ / shares																						$ 0.00001		$ 0.00001
Reverse stock split, shares				22,500,000
Common Stock [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, authorized																						50,000,000		50,000,000
Reverse stock split, shares				2,500,000
Common Stock [Member] | Class B Ordinary Shares [Member] | New Bay Development [Member]
Ordinary Shares [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 12.5																			$ 12.5
Common Stock [Member] | IPO [Member]
Ordinary Shares [Line Items]
Offering cost											1,875,000	1,875,000
Common Stock [Member] | Re-designated Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, authorized																						50,000,000		50,000,000					50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares																						$ 0.00001		$ 0.00001

[1]

*	Number of shares divided as 450,000,000 Class A ordinary shares with a par value of US$0.00001 per share (the “Class A Ordinary Shares”) and 50,000,000 class B ordinary shares with a par value of US$0.00001 per share (the “Class B Ordinary Shares”), were approved by the board of directors on November 27, 2024. The Company, for good and valuable consideration, planned to repurchase 1,500,000 shares of the Majority Shareholder’s Class A Ordinary Shares and 1,500,000 Class B Ordinary Shares to the Majority Shareholder. The company completed the Class A and Class B share re- designation in February 2025.

*	In June 2025, the company issued 15,000,000 Class A ordinary shares in a private placement financing for aggregate gross proceeds of approximately US$ 3,922,500. The issuance was accounted for as an equity financing transaction, with par value recorded as share capital and the excess over par value recorded as additional paid-in capital. The net proceeds were used for general corporate purposes. As of the reporting date, the company has not yet received investment proceeds amounting to US$1,333,650 (equivalent to HK$10,385,133).

*	In July 2025, the company issued 2,625,000 Class A ordinary shares to certain consultants and one employee pursuant to the company’s 2025 Stock Incentive plan. The grant date fair value of the Company’s Class A ordinary shares was US$1.205 per share, determined with reference to the quoted closing market price on the grant date. The shares were issued to eligible participants at subscription price of US$0.3 per share. The difference between the grant date fair value and the subscription price represents share based compensation in accordance with ASC718. As of the reporting date, the company has not yet received investment proceeds amounting to US$60,000 (equivalent to HK$467,220).

*	On January 15, 2026, the company’s board of directors approved a reverse stock split of the Company’s issued and outstanding ordinary shares at a ratio of one-for-twenty (1:20). The reverse stock split became effective on February 17, 2026. All share and per share amounts, including the number of shares outstanding, earnings per share, and other per share data, have been retrospectively adjusted for all periods presented to reflect the reverse stock split. In connection with the reverse stock split, the authorized share capital was proportionally adjusted to 22,500,000 Class A ordinary shares and 2,500,000 Class B ordinary shares, each with a par value of US$0.0002 per share, effective February 17, 2026.

*	On March 31, 2026, the Company’s shareholders approved a resolution to increase the Company’s authorized share capital to a maximum of 10,000,000,000 shares, each with a par value of US$0.0002, divided into 9,800,000,000 Class A ordinary shares, 190,000,000 Class B ordinary shares and 10,000,000 Class C ordinary shares. As of May 31, 2026, the Company had no Class C ordinary shares issued and outstanding. Each Class C ordinary share is entitled to 500 votes per share.

*	On April 29, 2026, the company issued 600,000 Class B ordinary shares, par value US$0.0002 per share, for a purchase price of US$12.5 per share. The gross proceeds from this offering are US$7,500,000. Subsequent to interim period, the Company received subscription proceeds of US$7,500,000 related to the 600,000 Class B ordinary shares.